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January 14, 2025	Ali R. Olia T +1 617 951 7204 Ali.Olia@ropesgray.com

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re: Thornburg ETF Trust (the "Trust") (File Nos. 333-282372 and 811-24005)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today via EDGAR Pre-Effective Amendment No. 2 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

This Amendment is being filed for the purposes of completing making certain updates and revisions to the Registration Statement.

Please direct any questions regarding this filing to me at ali.olia@ropesgray.com or (617) 951-3600 and Jeremy Smith at jeremy.smith@ropesgray.com or (212) 596-9858. Thank you for your attention to this matter.

Very truly yours,

/s/ Ali R. Olia
Ali R. Olia

cc:	Jeremy C. Smith
Amy Callow Steve Fleischer